Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Percent of equity method investment	45
Percent interest in a joint venture	65
Revenue	$ 2,414,000,000	$ 2,343,000,000
Purchases	0	0
Accounts receivable	0	0
Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue	$ 2,000,000	$ 2,000,000